Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
PowerShares S&P International Developed High Beta Portfolio (Prospectus Summary): | PowerShares S&P International Developed High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P International Developed High Beta Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS
DATED MARCH 1, 2012 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500 ® High Beta Portfolio
PowerShares S&P 500 ® Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio

Please Retain This Supplement For Future Reference.

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, on page 59, the sixth sentence of the first paragraph in the section titled "PowerShares S&P International Developed High Beta Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Beta is a measure of relative risk and is the slope of regression.
PowerShares S&P International Developed High Beta Portfolio | PowerShares S&P International Developed High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDHB